Expense Example - Amplify LQD Investment Grade 12% Target Income ETF - Amplify LQD Investment Grade 12% Target Income ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	$ 158